UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-07888

Limited Term Tax-Exempt Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Limited Term Tax-Exempt Bond Fund of America

[photo of the BP Pedestrian Bridge in Chicago]

Changes to the municipal landscape

Annual report for the year ended July 31, 2009

Limited Term Tax-Exempt Bond Fund of AmericaSM seeks current income exempt from regular federal income taxes, consistent with preservation of capital, by investing primarily in investment-grade municipal bonds. The fund’s portfolio maintains a dollar-weighted average maturity between three and 10 years.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they  deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2009 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge*	0.30%	2.42%	3.61%

*The maximum initial sales charge was 3.75% prior to November 1, 2006.

The total annual fund operating expense ratio was 0.64% for Class A shares as of July 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

The fund’s 30-day yield for Class A shares as of August 31, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 2.72%. (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 4.18%.) The fund’s distribution rate for Class A shares as of that date was 3.19%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 26.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. Please see the fund’s most recent statement of additional information for details. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Please consult with your tax adviser. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

In this report

Special feature

4	Changes to the municipal landscape

In this article, we take a closer look at some of the changes that have occurred in the municipal market as a result of last year’s turmoil. In the process, we’ll highlight how the fund is positioned to take advantage of these changes in its quest to serve the long-term needs of its shareholders.

Contents

1	Leter to shareholders

3	The value of a long-term perspective

8	Summary investment portfolio

13	Financial statements

27	Board of trustees and other officers

[photo of the BP Pedestrian Bridge in Chicago]

Fellow shareholders:

The past fiscal year was one of extremes. In the last half of 2008, the municipal market encountered significant disruptions as the global financial crisis deepened. In 2009, however, municipal bonds enjoyed a substantial recovery that lifted prices throughout most segments of the market.

Overall, Limited Term Tax-Exempt Bond Fund of America produced a total return of 4.1% for the fiscal year ended July 31, 2009. The largest component of this return was income in the form of monthly dividends, which totaled 50 cents a share for the 12-month period. This represented an income return of approximately 3.4% for shareholders who reinvested dividends. Additionally, the fund’s total return was boosted by a 10-cent increase in the share price over the course of the year.

The fund’s total return fell just shy of its peer group reference, the Lipper Intermediate Municipal Debt Funds Average, which gained 4.3% for the fiscal year. In comparison, Barclays Capital (7-Year) Municipal Bond Index* posted an 8.0% return, while the Barclays Capital Municipal Short-Intermediate 1-10 Years Index reported a 6.9% return. Both indexes are unmanaged and serve as an approximation for the universe of bonds in which the fund invests. However, the credit quality composition of both is higher than that of the fund, which contributed to their higher returns.

Going forward, we will be replacing the Barclays Capital (7-Year) Municipal Bond Index with the Barclays Capital Municipal Short-Intermediate 1-10 Years Index as our primary reference because the maturity structure of the latter is broader and better represents the mix of maturities typically held in the fund’s portfolio.

Bond market overview
The fund’s fiscal year began August 2008 as the global financial crisis was gathering momentum. In the municipal market, problems with auction-rate securities and among bond insurers were beginning to sap investor interest and heighten concerns. These troubles were tethered indirectly to mounting losses on subprime mortgages in the taxable bond market, which triggered the larger financial crisis. (For a more detailed discussion of these developments and their effect on the municipal market, we invite you to read our feature article, “Changes to the municipal landscape,” beginning on page 4.)

In early September, the financial crisis escalated dramatically when, in a matter of weeks, the government took over Fannie Mae, Freddie Mac and troubled insurer AIG; the investment bank Lehman Brothers filed for bankruptcy; the Federal Deposit Insurance Corporation arranged a takeover of Washington Mutual; and Merrill Lynch averted collapse by selling itself to Bank of America.

In the weeks and months that followed, waves of pessimism overwhelmed the markets, the economy slipped deeper into recession and job losses surged. Extraordinary interventions by the Federal Reserve and the government kept the credit markets on life support and prevented the collapse of other large banks. In mid-December, the Fed slashed the federal funds rate to a historic low of 0%-0.25%. For much of late 2008, the municipal market stagnated and bond prices fell.

[Begin Sidebar]
Results at a glance

For periods ended July 31, 2009, with dividends reinvested

	Total returns	Average annual total returns

	1 year	5 years	10 years	Lifetime (since 10/6/93)
Limited Term Tax-Exempt Bond
Fund of America (Class A shares)	4.12%	3.15%	4.01%	4.39%

Lipper Intermediate Municipal
Debt Funds Average	4.28	3.21	4.15	4.40

Barclays Capital (7-Year) Municipal
Bond Index*†	8.01	4.76	5.36	5.28

Barclays Capital Municipal
Short-Intermediate 1-10 Years Index†	6.93	4.32	4.80	4.84

*The index, formerly Lehman Brothers (7-Year) Municipal Bond Index, was taken over by Barclays Capital in 2008.
† The indexes are unmanaged and primarily hold bonds with high investment-grade ratings; their results do not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

Then, in the darkest days of winter, a major shift occurred. 2009 brought renewed investor interest to the municipal market and a rally in bond prices that extended through the end of the fiscal year. This resurgence was widespread among sectors, bringing renewed optimism to the market, despite continuing economic sluggishness. As measured by Barclays Capital, high-quality debt and bonds with intermediate-term maturities produced some of the best results for the 12-month period.

How the fund responded
During the past year, Limited Term Tax-Exempt Bond Fund of America did just what it was designed to do: Its essentially conservative focus helped buffer the fund against the severe volatility that impaired other parts of the bond market and most stocks.

As uncertainty and gloom shrouded the market, the fund experienced an influx of new shareholders. This led to an increase of more than 75% in the fund’s assets during the year. That strong and steady growth proved beneficial as the market recovered, enabling the fund’s counselors to pursue attractive investment opportunities as they emerged.

The discounting of municipal bond insurance created numerous opportunities throughout the investment-grade universe. As insured bonds traded to the underlying ratings of the issuer (rather than to the insurer’s ratings), many bonds became available at yields that were more attractive than we had seen in years. Many of the fund’s additions this past year were revenue bonds that had been issued to support essential services, such as water, sewer and electric utilities.

By fiscal year-end, the fund held approximately 780 individual securities, representing 45 states and four U.S. territories. A breakdown of holdings by credit quality can be found on page 8.

Looking ahead
Though the municipal bond market has regained much of its lost ground, challenges linger with the economy still in recession. Segments of the market related to real estate lag the recovery. State and local governments face revenue shortfalls, and budget battles have erupted across the country. Though more readily available than last fall, credit still remains a difficulty for some issuers.

In navigating these concerns, the fund’s portfolio counselors rely extensively on their investment experience and the efforts of our investment analysts. These skills have ably guided the fund in the past and have contributed to its history of steady results. Over its 16-year lifetime, Limited Term Tax-Exempt Bond Fund of America has demonstrated its ability to weather difficult markets while providing a constant flow of tax-exempt income for its shareholders.

Finally, we wish to welcome the many new shareholders who have joined the fund this past year. We encourage you to make Limited Term Tax-Exempt Bond Fund of America a permanent part of your investment future, and we pledge our efforts to help you meet your long-term financial goals.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Brenda S. Ellerin

Brenda S. Ellerin
President

September 14, 2009

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,* then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.23% tax-exempt distribution rate† as of July 31, 2009.

If your taxable income is ...
Single	Joint	… then your federal tax rate is …	The fund’s tax-exempt distribution rate of 3.23% is equivalent to a taxable rate of …

$0 – 8,350	$0 – 16,700	10.0%	3.59%
8,351 – 33,950	16,701 – 67,900	15.0	3.80
33,951 – 82,250	67,901 – 137,050	25.0	4.31
82,251 – 171,550	137,051 – 208,850	28.0	4.49
171,551 – 372,950	208,851 – 372,950	33.0	4.82
Over 372,950	Over 372,950	35.0	4.97

*Based on 2009 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

†The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2009.
[End Sidebar]

The value of a long-term perspective

How a $10,000 investment has grown

There always have been reasons not to invest. If you look beyond the negative headlines, however, you will find that, despite occasional stumbles, financial markets have tended to reward investors over the long term. As the chart below shows, over its relatively short lifetime, Limited Term Tax-Exempt Bond Fund of America has provided its shareholders with steady gains.

The chart shows the periods since the fund’s inception on October 6, 1993, to July 31, 2009, with dividends reinvested.

Fund results shown, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.2

[begin mountain chart]
Date	The fund at maximum sales charge[1]	The fund at net asset value (without sales charge)	Barclays Capital (7-Year) Municipal Bond Index[3,4]	Barclays Capital Municipal Short-Intermediate 1-10 Years Index[4]	Lipper Intermediate Municipal Debt Funds Average[5]

10/6/1993	$9,750	$10,000	$10,000	$10,000	$10,000
10/31/1993	$9,914	$10,171	$10,026	$10,023	$10,020
1/31/1994	$10,207	$10,472	$10,228	$10,222	$10,232
4/30/1994	$9,795	$10,049	$9,810	$9,868	$9,790
7/31/1994	$9,953	$10,211	$9,980	$10,031	$9,975
10/31/1994	$9,839	$10,094	$9,836	$9,921	$9,792
1/31/1995	$9,957	$10,215	$10,024	$10,086	$10,012
4/30/1995	$10,283	$10,549	$10,384	$10,411	$10,341
7/31/1995	$10,596	$10,870	$10,786	$10,776	$10,632
10/31/1995	$10,850	$11,131	$11,051	$11,008	$10,909
1/31/1996	$11,084	$11,371	$11,341	$11,271	$11,195
4/30/1996	$11,018	$11,303	$11,171	$11,154	$11,031
7/31/1996	$11,167	$11,456	$11,333	$11,307	$11,212
10/31/1996	$11,395	$11,691	$11,565	$11,514	$11,434
1/31/1997	$11,523	$11,821	$11,764	$11,697	$11,584
4/30/1997	$11,588	$11,888	$11,768	$11,720	$11,629
7/31/1997	$12,055	$12,367	$12,309	$12,167	$12,137
10/31/1997	$12,159	$12,474	$12,424	$12,279	$12,226
1/31/1998	$12,420	$12,741	$12,753	$12,550	$12,546
4/30/1998	$12,414	$12,735	$12,691	$12,531	$12,504
7/31/1998	$12,652	$12,979	$12,957	$12,765	$12,747
10/31/1998	$12,949	$13,284	$13,342	$13,094	$13,063
1/31/1999	$13,123	$13,463	$13,602	$13,309	$13,286
4/30/1999	$13,108	$13,448	$13,552	$13,322	$13,251
7/31/1999	$12,979	$13,315	$13,380	$13,216	$13,036
10/31/1999	$12,903	$13,237	$13,343	$13,231	$12,845
1/31/2000	$12,880	$13,214	$13,354	$13,273	$12,826
4/30/2000	$13,041	$13,379	$13,548	$13,432	$13,082
7/31/2000	$13,379	$13,726	$13,994	$13,793	$13,460
10/31/2000	$13,609	$13,962	$14,254	$14,015	$13,692
1/31/2001	$14,058	$14,422	$14,850	$14,512	$14,200
4/30/2001	$14,176	$14,543	$14,845	$14,576	$14,214
7/31/2001	$14,582	$14,959	$15,276	$14,941	$14,629
10/31/2001	$14,871	$15,256	$15,659	$15,293	$14,967
1/31/2002	$14,791	$15,174	$15,647	$15,340	$14,918
4/30/2002	$14,974	$15,361	$15,888	$15,517	$15,104
7/31/2002	$15,357	$15,754	$16,367	$15,921	$15,530
10/31/2002	$15,493	$15,895	$16,640	$16,127	$15,714
1/31/2003	$15,718	$16,125	$16,902	$16,368	$15,904
4/30/2003	$16,004	$16,418	$17,257	$16,612	$16,235
7/31/2003	$15,772	$16,180	$16,999	$16,460	$15,976
10/31/2003	$16,238	$16,659	$17,598	$16,865	$16,430
1/31/2004	$16,538	$16,966	$17,969	$17,117	$16,743
4/30/2004	$16,342	$16,765	$17,660	$16,928	$16,521
7/31/2004	$16,466	$16,892	$17,877	$17,089	$16,714
10/31/2004	$16,860	$17,296	$18,414	$17,483	$17,146
1/31/2005	$16,921	$17,359	$18,507	$17,532	$17,256
4/30/2005	$16,942	$17,381	$18,569	$17,556	$17,270
7/31/2005	$17,027	$17,468	$18,584	$17,608	$17,363
10/31/2005	$17,025	$17,465	$18,533	$17,599	$17,324
1/31/2006	$17,195	$17,640	$18,794	$17,791	$17,556
4/30/2006	$17,199	$17,645	$18,751	$17,776	$17,528
7/31/2006	$17,367	$17,817	$18,985	$17,961	$17,716
10/31/2006	$17,726	$18,185	$19,458	$18,330	$18,122
1/31/2007	$17,738	$18,198	$19,426	$18,349	$18,138
4/30/2007	$17,953	$18,418	$19,711	$18,585	$18,357
7/31/2007	$17,945	$18,410	$19,730	$18,657	$18,327
10/31/2007	$18,202	$18,673	$20,164	$19,014	$18,578
1/31/2008	$18,675	$19,159	$20,993	$19,705	$19,031
4/30/2008	$18,474	$18,952	$20,803	$19,613	$18,854
7/31/2008	$18,466	$18,944	$20,880	$19,745	$18,850
10/31/2008	$17,852	$18,314	$20,550	$19,574	$18,218
1/31/2009	$18,791	$19,278	$22,259	$20,757	$19,154
4/30/2009	$18,882	$19,371	$22,227	$20,832	$19,393
7/31/2009	$19,228	$19,726	$22,553	$21,113	$19,745
[end mountain chart]

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]The maximum initial sales charge was 4.75% prior to January 10, 2000, and 3.75% from that date until October 31, 2006.
[3]The index, formerly Lehman Brothers (7-Year) Municipal Bond Index, was taken over by Barclays Capital in 2008.
[4]The indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
[5]Calculated by Lipper. The average does not reflect the effect of sales charges.
[6]For the period October 6, 1993, to July 31, 1994.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended July 31, 2009)*

	1 year	5 years	10 years

Class A shares	1.55%	2.63%	3.75%

*Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

[photo of a park with a city skyline in the background]
[photo of a section of the BP Pedestrian Bridge in Chicago]
[photo of people walking along a boardwalk - buildings in the background]

Changes to the municipal landscape

2008 was an extraordinary year for investors. As mounting mortgage-related problems threatened the global financial system and plunged the world into a deep recession, stocks and bonds alike experienced high levels of volatility that hampered returns. Nor was the municipal bond market spared. Problems in the taxable bond market spilled into the tax-exempt market, causing disruptions and distortions of historic consequence.

Fortunately, today’s market environment differs significantly from last year’s and the year before. 2009 has been a year of recovery. Municipal bond returns have been largely positive to date, and so are prospects for the market. While challenges remain, the landscape has changed, and in the transition, opportunities arose for Limited Term Tax-Exempt Bond Fund of America.

In this article, we take a closer look at some of the changes that have occurred in the municipal market as a result of last year’s turmoil. In the process, we’ll highlight how the fund is positioned to take advantage of these changes in its quest to serve the long-term needs of its shareholders.

An adverse chain reaction
The financial crisis that has afflicted global markets was precipitated by bad debt, specifically problem loans and mortgages emanating from the recent housing boom. The municipal market became susceptible to these troubles through its bond insurers, its investment banks and its use of variable-rate bonds. What ensued was a chain-reaction of events that nearly paralyzed the market and altered long-accepted practices.

Bond insurers (also known as monoline insurers) had been a vital force in the municipal market for decades. Their primary function has been to guarantee municipal securities, affording mainly lower rated and non-rated issuers better access to the market. By having their debt insured, issuers had been able to access the market at lower, more affordable rates, and investors gained the added protection of a guaranteed, highly rated holding.

“Prior to their downfall, most bond insurers enjoyed AAA credit ratings, the highest available,” observes Brenda Ellerin, a portfolio counselor for the fund. “These ratings were passed along to the bonds they insured, which meant they traded like a commodity, in most cases. Many investors had such faith in the insurance that they never bothered to research the underlying credit quality of the issuer.”

Problems arose when these monoline insurers, seeking to diversify their businesses, extended their guarantees beyond tax-exempt bonds and began writing policies for debt linked to subprime mortgages. By 2007, some insurers disclosed that they would suffer losses on guarantees secured by mortgage debt. These troubles, though unrelated to municipal bonds, cast doubt on whether monolines could make good on all their obligations, including tax-exempt guarantees.

As mortgage problems mounted, insured bonds increasingly traded to the perceived risk of the underlying issuer. Additionally, rating agencies began to lower their ratings of the insurers themselves, fomenting a downward spiral. By 2009, most monolines had lost their precious AAA ratings, and many were reduced to credit profiles at the low end of investment grade. Just two years ago, nearly half of all municipal bonds issued were insured; during the first half of 2009, that volume shrank to less than 11%.

“Limited Term Tax-Exempt Bond Fund of America has traditionally owned insured bonds,” adds Brenda, “and recent troubles with the insurers have played to our advantage because we have the capability to assess the underlying credit quality of these issuers and purchase bonds at levels appropriate for their underlying risks. This gives us a measure of comfort in volatile markets when too few investors fully understand what they own.”

When the bidding stopped
Troubles for insurers also contributed to the collapse of municipal auction-rate securities. These bonds are a type of floating-rate debt with unique characteristics. Most were issued as long-term bonds with interest rates that were reset regularly, usually at weekly or monthly auctions. Issuers were attracted to the bonds because they provided long-term obligations with the lower cost of short-term rates. Buyers were enticed to these securities because the auctions afforded them an opportunity to price and sell the bonds at regular intervals. Many mistakenly regarded them as substitutes for money market investments.

Problems arose in February 2008 when, increasingly, auctions began to fail. The declining fortunes of the monolines contributed to the failures, as many of these securities had been insured. Additionally, the investment banks who conducted the auctions had been the biggest buyers at the auctions, providing vital liquidity to the market. However, as these banks faced mounting losses on their own portfolios of mortgage debt and the specter of rating downgrades on insured bonds, they stopped buying auction-rate securities altogether, and the auctions failed.

Though auction-rate bonds represented a relatively modest portion of the municipal market, the failures created a big impact. In many cases, failed auctions triggered unfavorable changes to the terms of these securities. Some issuers were compelled to pay significantly higher interest rates, while many investors were left holding bonds they could not sell, bonds with suddenly longer maturity prospects.

Prior to the failed auctions, Limited Term Tax-Exempt Bond Fund of America had avoided these securities. Portfolio counselor Neil Langberg explains, “We had never been comfortable with these bonds because we regarded them as long-term debt with short-term rates, and that didn’t make sense to us. However, after the auctions began to fail, we did our homework and purchased a handful of these bonds at depressed levels that we believed offered better compensation for the risks involved.”

[photo of a section of the BP Pedestrian Bridge in Chicago]

After the storm
The tremors set off by insurer downgrades and auction failures reverberated through the municipal market in 2008. They were amplified by even greater concerns in the taxable bond market, where mortgage-related problems were crippling most commercial and investment banks. With the collapse of Lehman Brothers in September 2008 and the federally arranged rescues of other prominent financial firms, investors fled to the sidelines and markets around the world were put on life support by various government initiatives. Despite dire predictions and fears, however, markets muddled through, adapted and, early this year, evidenced signs of recovery.

The emergent municipal market of 2009 differs in meaningful ways from the recent past. Changes can be found in the types of securities available to investors, the mix of market participants and the credit composition of the market itself.

[Begin Sidebar]
Yields as a sign of the times

Current yields on bonds change regularly to reflect the market’s appetite for risk. This table plots the current yield for two generic municipal bonds over the past fiscal year. The green line depicts the changing yield on an AAA-rated 10-year municipal, a type of bond that would be appropriate for the fund. The blue line depicts the yield on a BBB-rated 30-year bond, a security of much lower credit quality and a longer maturity date. As shown, yields on both rose notably during the last half of 2008 as the financial crisis deepened. By 2009, yields were trending lower again, reflecting an improving market. Yields on the high-quality 10-year, however, recovered faster.

[begin line chart]
	AAA 10-year yield	BBB 30-year yield
date
8/6/2008	3.81	5.71
8/13/2008	3.68	5.59
8/20/2008	3.58	5.52
8/27/2008	3.60	5.57
9/3/2008	3.55	5.57
9/10/2008	3.48	5.52
9/17/2008	3.59	5.86
9/24/2008	4.02	5.89
10/1/2008	4.23	6.18
10/8/2008	4.31	6.33
10/15/2008	4.86	7.10
10/22/2008	4.56	6.77
10/29/2008	4.35	6.74
11/5/2008	4.20	6.73
11/12/2008	4.04	6.67
11/19/2008	3.83	6.82
11/26/2008	4.02	7.21
12/3/2008	4.09	7.50
12/10/2008	4.20	7.85
12/17/2008	4.03	7.86
12/24/2008	3.69	7.67
12/31/2008	3.52	7.62
1/7/2009	3.34	7.51
1/14/2009	2.82	7.20
1/21/2009	3.00	7.48
1/28/2009	3.00	7.46
2/4/2009	2.90	7.09
2/11/2009	2.84	6.95
2/18/2009	2.90	7.00
2/25/2009	3.06	7.10
3/4/2009	3.29	7.05
3/11/2009	3.33	7.09
3/18/2009	3.40	7.23
3/25/2009	3.24	7.23
4/1/2009	3.16	7.27
4/8/2009	3.15	7.27
4/15/2009	3.05	7.17
4/22/2009	2.79	6.77
4/29/2009	2.91	6.99
5/6/2009	2.95	7.00
5/13/2009	2.86	6.61
5/20/2009	2.78	6.40
5/27/2009	2.91	6.58
6/3/2009	3.01	6.72
6/10/2009	3.32	6.75
6/17/2009	3.29	6.67
6/24/2009	3.27	6.68
7/1/2009	3.21	6.65
7/8/2009	3.09	6.56
7/15/2009	2.98	6.56
7/22/2009	2.98	6.60
7/29/2009	3.01	6.60
[end line chart]
MMD (municipal market data) yields plotted weekly
[End Sidebar]

Regarding new issuance, far fewer bonds are insured, and auction-rate securities have nearly disappeared, as have some other semi-exotic types of bonds. At the same time, a new type of issuance has emerged, the Build America Bond (BAB), which does not confer the tax-exempt status of traditional municipals. Additionally, the federal government has temporarily suspended the alternative minimum tax (AMT) status of some private purpose issuers. Among participants, troubles in the broader financial industry have greatly reduced the number of investment banks devoting resources to municipals and diminished the presence of non-traditional investors, such as hedge funds. Finally, the credit composition of the market has been altered by the decline of insured bonds and could face further erosion as state and local issuers grapple with fiscal pressures resulting from the ongoing recession.

What does this mean for the fund?
For the average investor, the altered landscape may seem confusing and uncertain. Yet amid the changes and uncertainty are new opportunities for knowledgeable investors. In many respects, municipal investing has experienced a return to basics, a renewed emphasis on the fundamentals that have always been our focus. Indeed, many of the recent changes play to the strengths of the fund and its management team. The decline of insurance and the rise of credit concerns, for example, make comprehensive research more important than ever.

The fund’s deep research capabilities increase our prospects for picking up additional yield for investors as a result of bond insurer’s woes. Many bonds that were rated triple-A a year ago because of insurance guarantees now have lower credit ratings, but that doesn’t mean that the underlying issuer is in any greater danger of default. “These single-A and double-A bonds can be difficult for the average investor to understand,” explains Brenda. “We can research those bonds, add them to the portfolio and give shareholders the opportunity to benefit from the higher yield that results from no insurance and a lower credit rating.”

Guided by research, the portfolio counselors steer a course through changing market conditions, as they always have in the past. While research identifies risks inherent in each security, portfolio counselors consider a broader view by determining how much risk is appropriate given prevailing and expected market conditions and economic cycles. This active management has helped the fund meet its income objective, while simultaneously striving to preserve shareholder principal. In fact, Limited Term Tax-Exempt Bond Fund of America has produced positive returns for each of its fiscal years since inception, despite occasional, briefer periods of negative results.

To be sure, the past year was an extraordinary one in the history of the municipal market. Investors may not soon experience another like it. Nonetheless, change is an integral part of dynamic markets. History offers ample evidence that markets often move to extremes before correcting and rebalancing. Throughout its history, Limited Term Tax-Exempt Bond Fund of America has successfully weathered a variety of changing market conditions by maintaining a clear focus on bond fundamentals and relying on the extensive market experience of its portfolio counselors. These strengths have served the fund well in the past and continue to guide its future. ■

[Begin Sidebar]
A deep bench of experience

Limited Term Tax-Exempt Bond Fund of America is managed by two portfolio counselors who are supported by our team of municipal investment professionals. Several members of the team combine research specialties with management responsibilities on other American Funds municipal funds. Others focus solely on analyzing segments of the municipal market. Working together, they bring a wealth of experience and a variety of perspectives to the fund’s investment process.

[photo of Brenda Ellerin]
Brenda Ellerin
Fund president, investment analyst and
portfolio counselor
20 years of professional experience

[photo of Neil Langberg]
Neil Langberg
Fund portfolio counselor
31 years of professional experience

[photo of Aaron Applebaum]
Aaron Applebaum
Investment analyst
8 years of professional experience

[photo of Ed Nahmias]
Ed Nahmias
Investment analyst and portfolio counselor
20 years of professional experience

[photo of Chad Rach]
Chad Rach
Investment analyst
16 years of professional experience

[photo of Jerry Solomon]
Jerry Solomon
Investment analyst
22 years of professional experience

[photo of Karl Zeile]
Karl Zeile
Investment analyst and portfolio counselor
18 years of professional experience
[End Sidebar]

Summary investment portfolio, July 31, 2009

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Quality ratings*

Aaa/AAA	19.7%
Aa/AA	35.5
A/A	25.7
Baa/BBB	11.9
Ba/BB	0.6
B/B	0.2
Short-term securities & other assets less liabilities	6.4

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 93.56%	(000)	(000)	assets

Alaska - 0.57%
Other securities		$12,017	.57%

Arizona - 2.47%
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2009-C, 5.00% 2038 (put 2014)	$8,500	8,749	.42
Other securities		43,317	2.05
		52,066	2.47

California - 7.79%
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 6.125% 2020	8,150	8,177	.39
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, National insured, 5.35% 2016	9,000	9,077	.43
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.75% 2018	5,170	5,816	.27
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,415	.45
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-G-11, 5.00% 2018	7,500	8,213	.39
Other securities		123,602	5.86
		164,300	7.79

Colorado - 2.09%
Other securities
		44,111	2.09

Connecticut - 0.90%
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	9,661	.46
Other securities		9,426	.44
		19,087	.90

District of Columbia - 1.76%
G.O. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2017	6,000	6,539	.31
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	8,928	.42
Other securities		21,646	1.03
		37,113	1.76

Florida - 7.48%
Board of Education, Capital Outlay Ref. Bonds, Series 2005-B, 5.00% 2017	7,000	7,673	.37
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	9,500	9,994	.47
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2003-E, AMT, National insured, 5.375% 2017	6,075	6,127	.29
Other securities		134,020	6.35
		157,814	7.48

Georgia - 2.37%
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Second Series 2008, 4.95% 2048 (put 2011)	6,835	7,126	.34
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	16,000	18,224	.86
Other securities		24,671	1.17
		50,021	2.37

Hawaii - 0.63%
Other securities		13,392	.63

Illinois - 6.68%
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5307 Guideway Modernization Formula Funds), ASSURED GUARANTY insured, 5.00% 2019	5,500	5,846	.28
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project), Series 2000-B, 4.75% 2030 (put 2014)	6,500	6,607	.31
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,009	.43
G.O. Ref. Bonds, Series of June 2006, 5.00% 2015	7,750	8,626	.41
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A, FSA insured, 5.50% 2015	9,825	11,320	.53
Other securities		99,523	4.72
		140,931	6.68

Indiana - 2.40%
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	10,320	9,394	.45
Other securities		41,202	1.95
		50,596	2.40

Kentucky - 1.10%
Other securities		23,132	1.10

Louisiana - 0.79%
Other securities		16,745	.79

Maryland - 0.70%
Other securities		14,863	.70

Massachusetts - 2.00%
Other securities		42,149	2.00

Michigan - 3.46%
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	6,500	7,178	.34
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), 5.50% 2029 (put 2016)	7,000	7,193	.34
Other securities		58,663	2.78
		73,034	3.46

Minnesota - 0.65%
Other securities		13,626	.65

Missouri - 1.30%
Other securities		27,361	1.30

Nebraska - 0.60%
Other securities		12,738	.60

Nevada - 2.04%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2017	5,500	5,948	.28
Other securities		37,209	1.76
		43,157	2.04

New Jersey - 3.48%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024 (preref. 2013)	6,425	6,773	.32
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	10,090	8,657	.41
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,688
Transportation Trust Fund Auth., Transportation System Bonds:
Series 1999-A, 5.75% 2017	5,000	5,748
Series 2003-B-2, 5.00% 2016-2017	5,000	5,491
Series 2004-B, FGIC-National insured, 5.25% 2013	4,410	4,953	1.18
Other securities		33,172	1.57
		73,482	3.48

New York - 5.79%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	5,817	.27
Other securities		116,464	5.52
		122,281	5.79

North Carolina - 1.94%
Other securities		40,985	1.94

Ohio - 3.28%
Ohio Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2014	7,500	7,898	.38
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,787	.27
Other securities		55,477	2.63
		69,162	3.28

Oregon - 0.87%
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2017	5,500	6,297	.30
Other securities		12,035	.57
		18,332	.87

Pennsylvania - 4.13%
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds, Series D, Subseries D-2, FSA insured, 5.00% 2033 (put 2013)	7,500	7,730	.37
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program), Series 2009, 5.00% 2016	5,500	6,202	.29
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 1.097% 2017 (1)	7,665	5,794	.27
Other securities		67,513	3.20
		87,239	4.13

Puerto Rico - 0.84%
Other securities		17,749	.84

South Carolina - 0.93%
Other securities		19,534	.93

Tennessee - 0.89%
Other securities		18,694	.89

Texas - 12.77%
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds, Series 2007-A, 5.00% 2018	5,500	6,279	.30
Dallas County Community College Dist. (Dallas County), G.O. Ref. and Improvement Bonds, Series 2008, 5.00% 2018	5,690	6,549	.31
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2019	1,000	1,139
Transportation Commission:
G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,806
G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017-2020	12,250	14,047	.95
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	9,850	10,191	.48
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015	5,480	6,319	.30
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2015	10,000	11,594	.55
Board of Regents of the University of Texas System:
Rev. Ref. Fncg. System Bonds:
Series 2002-B, 5.25% 2015	6,670	7,802
Series 2004-B, 5.25% 2016	10,090	11,851
Rev. Fncg. System Bonds, Series 2008-A, 5.25% 2019	2,000	2,319	1.04
Other securities		186,514	8.84
		269,410	12.77

Utah - 0.87%
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, FSA insured, 5.25% 2019	5,250	6,143	.29
Other securities		12,222	.58
		18,365	.87

Virginia - 0.80%
Other securities		16,983	.80

Washington - 2.69%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 5.25% 2021	7,445	8,559	.41
G.O. Bonds and Motor Vehicle Fuel Tax G.O. Bonds, Series 1992-B and AT-7, 6.40% 2017	9,400	11,367	.54
Other securities		36,823	1.74
		56,749	2.69

Wisconsin - 2.56%
G.O. Bonds:
Series 2003-C, 5.25% 2014	7,770	8,920
Series 2008-C, 5.00% 2022	4,000	4,354
Series 2008-D, 5.00% 2017	2,500	2,864
G.O. Ref. Bonds, Series 2005-1, National insured, 5.00% 2017	2,500	2,778	.90
Other securities		35,104	1.66
		54,020	2.56

Other states & U.S. territories - 3.94%
State of Mississippi, Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project), Series 2007, FSA insured, 5.00% 2034 (put 2015)	5,955	6,742	.32
Other securities		76,256	3.62
		82,998	3.94

Total bonds & notes (cost: $1,951,289,000)		1,974,236	93.56

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.11%	(000)	(000)	assets

Las Vegas Valley Water Dist., Nevada, G.O. (Limited Tax) Water Improvement Bonds, Series 2006-B, 0.55% 2036 (1)	5,800	5,800	.28
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool):
Series 2004, 0.35% 2034 (1)	3,000	3,000
Series 2008, 0.35% 2038 (1)	3,955	3,955	.33
Harris County, Texas:
Tax Anticipation Notes, Series 2009, 2.00% 2/25/2010	3,000	3,030
Unlimited Notes, Series C, TECP:
0.30% 8/14/2009	1,900	1,900
0.30% 9/8/2009	2,000	2,000	.33
State of Texas, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	20,000	20,040
Texas Public Fin. Auth., G.O. Notes, Series 2002-A, TECP:
0.25% 8/27/2009	2,000	2,000
0.25% 8/27/2009	1,400	1,400	1.11
State of Wisconsin, Operating Notes of 2009, 2.50% 6/15/2010	10,000	10,179	.48
Other securities		75,612	3.58

Total short-term securities (cost: $128,888,000)		128,916	6.11

Total investment securities (cost: $2,080,177,000)		2,103,152	99.67
Other assets less liabilities		6,889	.33

Net assets		$2,110,041	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $11,393,000, which represented .54% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities
at July 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $2,080,177)		$2,103,152
Cash		170
Receivables for:
Sales of investments	$3,845
Sales of fund's shares	10,820
Interest	23,104	37,769
		2,141,091
Liabilities:
Payables for:
Purchases of investments	25,674
Repurchases of fund's shares	2,855
Dividends on fund's shares	1,279
Investment advisory services	477
Services provided by affiliates	656
Trustees' deferred compensation	85
Other	24	31,050
Net assets at July 31, 2009		$2,110,041

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,096,423
Undistributed net investment income		128
Accumulated net realized loss		(9,485)
Net unrealized appreciation		22,975
Net assets at July 31, 2009		$2,110,041

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (139,607 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$1,700,190	112,490	$15.11
Class B	24,971	1,652	15.11
Class C	73,115	4,838	15.11
Class F-1	108,283	7,164	15.11
Class F-2	203,482	13,463	15.11

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.50.

See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2009	(dollars in thousands)

Investment income:
Income:
Interest		$63,755

Fees and expenses*:
Investment advisory services	$4,564
Distribution services	5,055
Transfer agent services	307
Administrative services	249
Reports to shareholders	47
Registration statement and prospectus	335
Trustees' compensation	(7)
Auditing and legal	66
Custodian	8
Federal and state income taxes	4
Other state and local taxes	11
Other	22
Total fees and expenses before waiver	10,661
Less investment advisory services waiver	162
Total fees and expenses after waiver		10,499
Net investment income		53,256

Net realized loss and unrealized appreciation on investments
Net realized loss on investments		(6,520)
Net unrealized appreciation on investments		33,918
Net realized loss and unrealized appreciation on investments		27,398
Net increase in net assets resulting from operations		$80,654

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended July 31
	2009	2008
Operations:
Net investment income	$53,256	$36,697
Net realized (loss) gain on investments	(6,520)	283
Net unrealized appreciation (depreciation) on investments	33,918	(9,252)
Net increase in net assets resulting from operations	80,654	27,728

Dividends paid or accrued to shareholders from net investment income	(53,120)	(36,708)

Net capital share transactions	891,880	241,493

Total increase in net assets	919,414	232,513

Net assets:
Beginning of year	1,190,627	958,114
End of year (including undistributed and distributions in excess of net investment income: $128 and $(18), respectively)	$2,110,041	$1,190,627

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from regular federal income taxes, consistent with preservation of capital, by investing primarily in investment-grade municipal bonds. The fund’s portfolio maintains a dollar-weighted average maturity between three and 10 years.

The fund offers five share classes, some of which are only available to limited categories of investors. In addition, Class R-5 shares were only available through June 15, 2009. The fund’s current share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
*Class B and C shares of the fund are no longer available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended July 31, 2009, the fund reclassified $41,000 from accumulated net realized loss to undistributed net investment income and $31,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of July 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$1,277
Capital loss carryforwards*:
Expiring 2011	$(2,286)
Expiring 2012	(638)
Expiring 2017	(1,493)	(4,417)
Post-October capital loss deferrals (realized during the period November 1, 2008, through July 31, 2009)†		(5,069)
Gross unrealized appreciation on investment securities		50,503
Gross unrealized depreciation on investment securities		(27,314)
Net unrealized appreciation on investment securities		23,189
Cost of investment securities		2,079,963
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Year ended July 31
Share class	2009	2008
Class A	$43,453	$30,009
Class B	685	790
Class C	1,769	1,622
Class F-1	3,185	2,209
Class F-2*	996	-
Class R-5†	3,032	2,078
Total	$53,120	$36,708

*Class F-2 shares were offered beginning August 1, 2008.
†Class R-5 shares were only available through June 15, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the year ended July 31, 2009, total investment advisory services fees waived by CRMC were $162,000. As a result, the fee shown on the accompanying financial statements of $4,564,000, which was equivalent to an annualized rate of 0.285%, was reduced to $4,402,000, or 0.275% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of July 31, 2009, unreimbursed expenses subject to reimbursement totaled $2,654,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$3,889	$301	Not applicable	Not applicable
Class B	255	6	Not applicable	Not applicable
Class C	673	Included in administrative services	$47	$3
Class F-1	238		84	5
Class F-2*	Not applicable		21	1
Class R-5†	Not applicable		85	3
Total	$5,055	$307	$237	$12
* Class F-2 shares were offered beginning August 1, 2008.
†Class R-5 shares were only available through June 15, 2009.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1994, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(7,000), shown on the accompanying financial statements, includes $18,000 in current fees (either paid in cash or deferred) and a net decrease of $25,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2009, all of the fund’s investment securities were classified as Level 2.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2009
Class A	$1,136,317	76,977	$35,686	2,407	$(464,948)	(31,573)	$707,055	47,811
Class B	10,105	684	530	36	(11,267)	(762)	(632)	(42)
Class C	36,261	2,457	1,423	96	(25,062)	(1,703)	12,622	850
Class F-1	101,062	6,856	2,578	174	(70,535)	(4,777)	33,105	2,253
Class F-2(2)	210,963	14,237	557	37	(12,074)	(811)	199,446	13,463
Class R-5(3)	112,606	7,611	1,242	84	(173,564)	(11,732)	(59,716)	(4,037)
Total net increase
(decrease)	$1,607,314	108,822	$42,016	2,834	$(757,450)	(51,358)	$891,880	60,298

Year ended July 31, 2008
Class A	$455,888	30,010	$23,424	1,547	$(263,618)	(17,348)	$215,694	14,209
Class B	2,461	162	587	39	(7,933)	(522)	(4,885)	(321)
Class C	13,233	871	1,278	84	(14,440)	(950)	71	5
Class F-1	57,621	3,794	1,512	100	(37,141)	(2,447)	21,992	1,447
Class R-5	18,956	1,244	713	47	(11,048)	(728)	8,621	563
Total net increase
(decrease)	$548,159	36,081	$27,514	1,817	$(334,180)	(21,995)	$241,493	15,903

(1) Includes exchanges between share classes of the fund.
(2) Class F-2 shares were offered beginning August 1, 2008.
(3) Class R-5 shares were only available through June 15, 2009.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $942,481,000 and $105,707,000, respectively, during the year ended July 31, 2009.

8. Subsequent events

As of September 14, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

		Income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers(4)		Ratio of net income to average net assets(4)
Class A:
Year ended 7/31/2009	$15.01	$.50	$.10	$.60	$(.50)	$15.11	4.12%	$1,700	.64%		.63%		3.36%
Year ended 7/31/2008	15.11	.54	(.10)	.44	(.54)	15.01	2.91	971	.66		.63		3.51
Year ended 7/31/2007	15.14	.53	(.03)	.50	(.53)	15.11	3.33	763	.68		.65		3.47
Year ended 7/31/2006	15.34	.50	(.20)	.30	(.50)	15.14	2.00	800	.66		.63		3.30
Year ended 7/31/2005	15.33	.51	.01	.52	(.51)	15.34	3.40	857	.66		.64		3.29
Class B:
Year ended 7/31/2009	15.01	.40	.10	.50	(.40)	15.11	3.40	25	1.34		1.33		2.69
Year ended 7/31/2008	15.11	.43	(.10)	.33	(.43)	15.01	2.18	25	1.37		1.34		2.83
Year ended 7/31/2007	15.14	.42	(.03)	.39	(.42)	15.11	2.62	30	1.38		1.35		2.78
Year ended 7/31/2006	15.34	.40	(.20)	.20	(.40)	15.14	1.30	41	1.37		1.33		2.59
Year ended 7/31/2005	15.33	.40	.01	.41	(.40)	15.34	2.69	50	1.37		1.35		2.59
Class C:
Year ended 7/31/2009	15.01	.39	.10	.49	(.39)	15.11	3.35	73	1.39		1.38		2.64
Year ended 7/31/2008	15.11	.42	(.10)	.32	(.42)	15.01	2.14	60	1.42		1.38		2.77
Year ended 7/31/2007	15.14	.42	(.03)	.39	(.42)	15.11	2.56	60	1.44		1.41		2.72
Year ended 7/31/2006	15.34	.39	(.20)	.19	(.39)	15.14	1.25	78	1.41		1.38		2.55
Year ended 7/31/2005	15.33	.38	.01	.39	(.38)	15.34	2.57	100	1.49		1.47		2.46
Class F-1:
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	15.11	4.11	108	.66		.64		3.33
Year ended 7/31/2008	15.11	.53	(.10)	.43	(.53)	15.01	2.89	74	.67		.64		3.49
Year ended 7/31/2007	15.14	.53	(.03)	.50	(.53)	15.11	3.32	52	.68		.65		3.46
Year ended 7/31/2006	15.34	.50	(.20)	.30	(.50)	15.14	2.00	46	.66		.63		3.29
Year ended 7/31/2005	15.33	.50	.01	.51	(.50)	15.34	3.32	40	.74		.72		3.20
Class F-2:
Period from 8/18/2008 to 7/31/2009	15.15	.50	(.04)	.46	(.50)	15.11	3.15	204	.38	(5)	.38	(5)	3.51	(5)
Class R-5:
Period from 8/1/2008 to 6/15/2009(6)	15.01	.46	(.21)	.25	(.47)	14.79	1.70	-	.42	(5)	.41	(5)	3.58	(5)
Year ended 7/31/2008	15.11	.57	(.10)	.47	(.57)	15.01	3.13	61	.44		.41		3.74
Year ended 7/31/2007	15.14	.56	(.03)	.53	(.56)	15.11	3.55	53	.46		.43		3.69
Year ended 7/31/2006	15.34	.53	(.20)	.33	(.53)	15.14	2.22	41	.44		.41		3.52
Year ended 7/31/2005	15.33	.54	.01	.55	(.54)	15.34	3.63	48	.44		.42		3.51

	Year ended July 31
	2009	2008	2007	2006	2005
Portfolio turnover rate for all classes of shares	7%	16%	26%	25%	12%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services.
(5)Annualized.
(6)Class R-5 shares were only available through June 15, 2009.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Limited Term Tax-Exempt Bond Fund of America:

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Limited Term Tax-Exempt Bond Fund of America (the "Fund") at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 14, 2009

Tax information
  unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended July 31, 2009:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2010, to determine the calendar year amounts to be included on their 2009 tax returns. Shareholders should consult their tax advisers.

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009, through July 31, 2009).

Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2/1/2009	Ending account value 7/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,023.25	$3.16	.63%
Class A -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class B -- actual return	1,000.00	1,019.71	6.66	1.33
Class B -- assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class C -- actual return	1,000.00	1,019.50	6.91	1.38
Class C -- assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class F-1 -- actual return	1,000.00	1,023.11	3.26	.65
Class F-1 -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 -- actual return	1,000.00	1,024.34	1.91	.38
Class F-2 -- assumed 5% return	1,000.00	1,022.91	1.91	.38
Class R-5 -- actual return †	1,000.00	998.33	1.52	.41
Class R-5 -- assumed 5% return †	1,000.00	1,022.76	2.06	.41

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from February 1, 2009 (the beginning of the period), through June 15, 2009 (the last day shares were available), and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 181 days.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through May 31, 2010. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing current income that is exempt from regular federal income tax, consistent with preservation of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related meetings. In addition to the information reviewed by the board and the committee, this report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that although the fund’s net asset value per share had declined during the one-year period ended December 31, 2008, its long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2009 (the most recent calendar quarter-end):

			Life
	1 year	5 years	of class
Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	−2.84%	1.87%	3.47%
Not reflecting CDSC	2.13	2.23	3.47

Class C shares[1] — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	1.08	2.16	2.65
Not reflecting CDSC	2.08	2.16	2.65

Class F-1 shares[2] — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	2.83	2.92	3.39

Class F-2 shares[2] — first sold 8/18/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	1.28	[3]

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Board of trustees and other officers

“Independent” trustees

	Year first
	elected
	a trustee
Name and age	of the fund[1]	Principal occupation(s) during past five years

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 75		Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 76	1993	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

James G. Ellis, 62	2006	Dean and Professor of Marketing, Marshall School of Business, University of Southern California

Martin Fenton, 74	1993	Chairman of the Board, Senior Resource Group
Chairman of the Board		LLC (development and management of senior
(Independent and Non-Executive)		living communities)

Leonard R. Fuller, 63	1994	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 63	2005	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, NASD

Richard G. Newman, 74	1993	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 65	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

Steadman Upham, Ph.D., 60	2007	President and Professor of Anthropology, The University of Tulsa; former President and Professor of Archaeology, Claremont Graduate University

“Independent” trustees

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	trustee	Other directorships[3] held by trustee

Ambassador	14	Carnival Corporation
Richard G. Capen, Jr., 75

H. Frederick Christie, 76	14	AECOM Technology Corporation; DineEquity, Inc.; Ducommun Incorporated; SouthWest Water Company

James G. Ellis, 62	13	Quiksilver, Inc.

Martin Fenton, 74	17	None
Chairman of the Board
(Independent and Non-Executive)

Leonard R. Fuller, 63	15	None

R. Clark Hooper, 63	17	JPMorgan Value Opportunities Fund, Inc.;
The Swiss Helvetia Fund, Inc.

Richard G. Newman, 74	13	Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 65	12	None

Steadman Upham, Ph.D., 60	14	None

“Interested” trustees[4]

	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the fund[1]	underwriter of the fund

Abner D. Goldstine, 79	1993	Senior Vice President — Fixed Income, Capital
Vice Chairman of the Board		Research and Management Company; Director, Capital Research and Management Company

Paul G. Haaga, Jr., 60	1993	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President —Fixed Income, Capital Research and Management Company

Brenda S. Ellerin, 46	1997	Senior Vice President — Fixed Income, Capital
President		Research and Management Company

“Interested” trustees[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	trustee	Other directorships[3] held by trustee

Abner D. Goldstine, 79	11	None
Vice Chairman of the Board

Paul G. Haaga, Jr., 60	13	None
Vice Chairman of the Board

Brenda S. Ellerin, 46	2	None
President

The fund’s statement of additional information includes additional information about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Please see page 28 for footnotes.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or
position with fund	of the fund[1]	the principal underwriter of the fund

Neil L. Langberg, 56	1993	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company

Kristine M. Nishiyama, 39	2003	Vice President and Senior Counsel — Fund Business
Vice President		Management Group, Capital Research and Management Company; Vice President and Counsel, Capital Bank and Trust Company[5]

Karl J. Zeile, 42	2004	Senior Vice President — Fixed Income, Capital
Vice President		Research and Management Company

Kimberly S. Verdick, 44	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

M. Susan Gupton, 36	2008	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 34	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

Ari M. Vinocor, 34	2007	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

[1]Trustees and officers of the fund serve until their resignation, removal or retirement.

[2]Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

[4]“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

[5]Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete July 31, 2009, portfolio of Limited Term Tax-Exempt Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Limited Term Tax-Exempt Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Limited Term Tax-Exempt Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
>Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit No. MFGEAR-943-0909P

Litho in USA CGD/CG/8062-S20675

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Richard G. Newman, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2008	$46,000
2009	$46,000

b) Audit-Related Fees:
2008	None
2009	None

c) Tax Fees:
2008	$7,000
2009	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2008	None
2009	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2008	None
2009	None

c) Tax Fees:
2008	None
2009	$14,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2008	None
2009	$3,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $7,000 for fiscal year 2008 and $24,000 for fiscal year 2009. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Limited Term Tax-Exempt Bond Fund of America®
Investment portfolio

July 31, 2009

Bonds & notes — 93.56%	Principal amount (000)	Value (000)

ALABAMA — 0.38%
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	$5,000	$5,223
Port Auth., Docks Facs. Rev. Bonds, Series 2006-A, AMT, National insured, 5.00% 2016	1,000	996
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Bonds, Series 2008-A, 5.25% 2017	1,160	1,224
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds,
Series 2006-A, 5.00% 2015	500	521
		7,964

ALASKA — 0.57%
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, National insured, 5.50% 2037	2,105	2,117
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2000, 5.60% 2010 (escrowed to maturity)	1,000	1,043
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001, 5.375% 2021 (preref. 2011)	5,345	5,641
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, National insured, 4.00% 2011	1,000	1,033
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,000	1,007
Student Loan Corp., Student Loan Rev. Bonds, Series 2000-A, AMT, AMBAC insured, 5.65% 2010 (escrowed to maturity)	1,140	1,176
		12,017

ARIZONA — 2.47%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds
(Arizona Electric Power Cooperative, Inc. Project), Series 1994-A, AMT, 4.40% 2024	1,800	1,800
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 1.41% 2042 (put 2015)[1]	4,000	3,454
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 1.26% 2042 (put 2015)[1]	4,000	3,464
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2016	1,900	1,959
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2017	3,000	3,090
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2018	500	510
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2007-A, 5.00% 2016	2,000	2,046
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2009-A, 5.00% 2016	2,400	2,455
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	8,500	8,749
Maricopa County, G.O. Community College Dist., Series C, 5.00% 2018	3,500	4,056
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds (Mohave Prison, LLC Project),
Series 2004-A, XLCA insured, 5.00% 2011 (escrowed to maturity)	1,345	1,440
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2018	1,000	1,156
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2018	2,300	2,611
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	802	816
Industrial Dev. Authorities of the City of Phoenix and the County of Maricopa, Single-family Mortgage Rev. Bonds,
Series 2007-A-2, AMT, 5.80% 2040	1,525	1,572
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2012	1,250	1,253
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2013	1,000	995
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2015	1,250	1,206
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2016	1,500	1,697
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2017	3,000	3,385
School Facs. Board, State School Improvement Rev. Ref. Bonds, Series 2005, 5.00% 2015	2,000	2,297
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,000	2,055
		52,066

CALIFORNIA — 7.79%
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	8,150	8,177
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	1,000	1,005
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 5.50% 2012	1,390	1,411
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	640	603
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.15% 2012	485	466
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.40% 2014	695	647
Econ. Recovery Bonds, Series 2008-B, 5.00% 2023 (put 2010)[1]	3,000	3,084
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	1,000	1,142
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	80	86
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	920	932
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	1,500	1,482
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 5.25% 2016	500	538
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 5.50% 2017	500	546
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 6.00% 2018	600	677
City of Newport Beach, Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2009-D, 5.00% 2038 (put 2013)	2,000	2,129
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2016	1,255	1,182
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, National insured, 5.25% 2013	1,045	1,127
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2014	1,370	1,477
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds,
Series 2003-A, Subseries A-1, National insured, 5.00% 2015	2,500	2,718
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2009-A, 5.00% 2018	2,500	2,782
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-B, 5.00% 2017	2,500	2,794
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-D, 5.00% 2016	2,000	2,242
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	1,570	1,690
Los Angeles State Building Auth., Lease Rev. Ref. Bonds (State of California Dept. of General Services Lease),
Series 1993-A, National insured, 5.625% 2011	2,295	2,360
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2018	3,000	3,245
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2020	3,500	3,702
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2005,
Series 2007-E, FSA insured, 5.00% 2020	2,390	2,529
Morongo Band of Mission Indians, Enterprise Rev. Bonds, Series 2008-B, 5.50% 2018	1,875	1,624
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 1.00% 2017[1]	2,500	1,909
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2012	2,000	2,075
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2015	1,115	1,147
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2016	1,000	1,062
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2017	1,900	1,995
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, National insured, 5.35% 2016	9,000	9,077
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	2,000	1,999
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	4,250	4,228
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2005, AMT, FSA insured, 5.00% 2014	1,020	1,063
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.75% 2018	5,170	5,816
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,415
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	2,500	2,769
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 24-A, AMT, FSA insured, 5.50% 2017	3,025	3,070
San Francisco Airport Auth., Ref. Bonds, Series A, AMT, 6.50% 2019 (put 2010)	4,000	4,138
San Francisco Airport Auth., Ref. Bonds, Series A, AMT, 6.50% 2019 (put 2012)	2,000	2,108
San Francisco Airport Auth., Ref. Bonds, Series A-3, AMT, 6.75% 2019 (put 2011)	3,300	3,462
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2016	2,500	2,578
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.00% 2014	4,380	4,465
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2016	2,420	2,441
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2016	1,000	1,005
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project),
Ref. Series 2009-A, 5.00% 2019	2,500	2,716
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	1,000	1,003
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series A, 5.00% 2016	3,750	4,119
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series A, 5.00% 2019	2,000	2,085
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2014	1,300	1,316
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2004, 5.50% 2013	1,750	1,803
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2004, 5.50% 2014	1,975	2,013
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 5.00% 2018	2,500	2,431
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	4,105	4,584
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 4.80% 2010	940	959
Tuolumne Wind Project Auth., Rev. Bonds (Turlock Irrigation Dist.), Series A, 5.00% 2017	2,000	2,135
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC-National insured, 5.00% 2014	1,000	983
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-3, 5.00% 2021	1,500	1,591
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-G-11, 5.00% 2018	7,500	8,213
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-G-4, 5.00% 2016	1,000	1,108
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, FSA insured, 5.00% 2021	3,000	3,150
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-K, 5.00% 2018	2,715	2,973
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AF, 5.00% 2017	2,500	2,899
		164,300

COLORADO — 2.09%
Arapahoe County, Ref. Certs. of Part. (Sheriff/Coroner Building and Centrepoint Plaza),
Series 2006, AMBAC insured, 5.00% 2015	2,000	2,268
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2013	2,000	2,099
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2015	5,300	5,470
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC-National insured, 5.00% 2012	1,500	1,570
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2012 (escrowed to maturity)	4,000	4,468
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.00% 2015	1,420	1,454
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-B, 5.00% 2039 (put 2014)	3,200	3,232
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2010	1,000	1,023
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2011	1,100	1,134
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015	440	471
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015 (escrowed to maturity)	980	1,154
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.25% 2014	1,810	1,791
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-C-8, 4.10% 2036 (put 2011)	5,000	5,080
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series D-3, 5.50% 2038 (put 2015)	3,500	3,749
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 5.25% 2011	1,450	1,452
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2010	500	500
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,271
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,145	1,091
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	340	364
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 5.75% 2018	500	477
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2015	1,170	1,070
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2016	1,055	950
Regents of the Univeristy of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.00% 2018	1,750	1,973
		44,111

CONNECTICUT — 0.90%
G.O. Bonds, Series 2007-C, 5.00% 2016	2,500	2,914
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, National insured, 4.20% 2014	750	738
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.70% 2012[2]	3,400	2,951
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2018	2,500	2,823
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	9,661
		19,087

DELAWARE — 0.39%
Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Delmarva Power & Light Co. Project),
Series 2001-C, AMBAC insured, 4.90% 2026 (put 2011)	2,000	2,019
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	2,720	2,775
Transportation Auth., Transportation System Rev. Bonds, Series 2008-B, 5.00% 2016	3,000	3,474
		8,268

DISTRICT OF COLUMBIA — 1.76%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2010	1,000	1,015
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	2,000	2,125
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.25% 2014	1,000	1,084
Convention Center Auth. (Washington), Dedicated Tax Rev. and Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2016	2,500	2,649
Friendship Public Charter School, Inc. Issue Rev. Bonds, Series 2003, ACA insured, 5.00% 2012	1,000	956
G.O. Ref. Bonds, Series 1993-B-2, FSA insured, 5.50% 2010	515	533
G.O. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2017	6,000	6,539
G.O. Ref. Bonds, Series B, FSA/XLCA insured, 5.25% 2020	2,000	2,212
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	8,928
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2014	1,785	1,968
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	4,000	4,586
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	3,000	3,420
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.50% 2017	1,000	1,098
		37,113

FLORIDA — 7.48%
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2016	1,000	1,116
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2008-A-1, 5.00% 2011	3,000	3,062
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2012	2,000	2,045
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	2,000	2,038
City of Coral Gables, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2004, FSA insured, 5.00% 2034 (preref. 2014)	1,000	1,152
Board of Education, Capital Outlay Ref. Bonds, Series 2005-B, 5.00% 2017	7,000	7,673
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2008-A, 5.00% 2017	3,435	3,872
Board of Education, Public Education Capital Outlay Bonds, Series 2007-D, 5.00% 2020	3,500	3,853
Board of Education, Public Education Capital Outlay Bonds, Series 2008-A, 5.00% 2014	1,000	1,125
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,000	3,240
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,535	1,652
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	2,440	2,316
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2007-A, AMT, FSA insured, 5.00% 2016	3,000	3,083
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2008-A, AMT, FSA insured, 5.25% 2016	2,000	2,086
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 6.00% 2016	2,500	2,661
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2010 (escrowed to maturity)	1,000	1,056
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013 (escrowed to maturity)	155	177
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014 (escrowed to maturity)	145	166
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015 (escrowed to maturity)	30	35
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-I, 5.00% 2029 (put 2009)	1,000	1,011
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013	1,095	1,159
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	1,025	1,083
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015	970	1,029
Hillsborough County Aviation Auth., Tampa International Airport, Rev. Ref. Bonds,
Series 2003-D, AMT, National insured, 5.25% 2018	2,000	1,976
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2010	2,905	2,949
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	2,195	2,236
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2002, 5.10% 2013	2,350	2,412
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	4,000	4,075
School Board of Hillsborough County, Master Lease Program, Series 2006-B, National insured, 5.00% 2015	2,000	2,171
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.35% 2016	1,075	1,065
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.45% 2017	1,005	995
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 5.75% 2037	2,780	2,783
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	9,500	9,994
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2006-A, 5.25% 2012	1,000	1,060
City of Lakeland, Retirement Community First Mortgage Rev. and Ref. Bonds (Carpenter’s Home Estates, Inc. Project),
Series 2008, 5.875% 2019	1,000	914
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	2,040	1,852
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2015	4,245	3,744
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	2,455	2,118
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2015	2,260	2,261
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, National insured, 5.25% 2010	2,000	2,031
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2017	4,990	5,297
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2019	2,500	2,590
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B, 5.00% 2017	2,500	2,748
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	6,075	6,127
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2013	3,560	3,657
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-A, 5.75% 2022	1,500	1,578
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-B, 5.50% 2018	3,580	3,826
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-B, 5.75% 2021	2,000	2,123
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.25% 2017	3,000	3,268
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC-National insured, 5.00% 2016	1,000	1,057
School Board of Miami-Dade County, Certs. of Part., Series 2008-A, AMBAC insured, 5.00% 2017	5,000	5,221
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2020	2,270	2,362
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2017	2,500	2,696
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2018	4,650	4,955
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009, 5.25% 2020	2,430	2,575
Municipal Power Agcy., Stanton Project Rev. Ref. Bonds, Series 2008, 5.125% 2017	5,000	5,436
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	3,500	3,798
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series B, 5.00% 2023	1,250	1,318
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC-National insured, 5.00% 2030 (put 2011)	1,500	1,569
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	2,000	2,105
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	2,000	2,182
		157,814

GEORGIA — 2.37%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012	2,000	2,200
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Second Series 2008, 4.95% 2048 (put 2011)	6,835	7,126
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Second Series 2008, 5.05% 2048 (put 2012)	1,350	1,427
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2010	1,000	980
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2012	1,000	911
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2014	1,715	1,449
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2015	1,525	1,447
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2016	4,470	4,184
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	1,500	1,375
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.125% 2015	190	181
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds (Third Indenture Series), Ref.
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,498
Municipal Electric Auth., Project One Bonds, Series 1998-A, National insured, 5.25% 2013	1,000	1,102
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	16,000	18,224
State Road & Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	3,500	3,958
Savannah Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.10% 2014	1,000	959
		50,021

GUAM — 0.09%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2014	1,000	967
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2016	1,000	957
		1,924

HAWAII — 0.63%
G.O. Bonds, Series 2009-DQ, 5.00% 2016	2,500	2,889
G.O. Bonds, Series CM, FGIC-FSA insured, 6.50% 2016	3,000	3,765
Harbor System Rev. Bonds, Series 2007-A, AMT, FSA insured, 5.25% 2016	1,000	1,046
City and County of Honolulu, G.O. Bonds, Series 2004-B, National insured, 5.00% 2015	2,000	2,249
City and County of Honolulu, G.O. Bonds, Series 2007-A, FSA insured, 5.00% 2019	1,000	1,115
City and County of Honolulu, G.O. Bonds, Series 2007-B, FSA insured, 5.25% 2016	2,000	2,328
		13,392

IDAHO — 0.44%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2020	3,000	3,236
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-C-2, AMT, 5.25% 2011	45	45
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-E-3, AMT, 5.125% 2011	45	45
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-H, AMT, 4.65% 2012	75	75
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-I-2, AMT, 4.70% 2012	35	35
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	290	292
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-F, Class III, AMT, 4.875% 2023	1,125	1,092
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	700	656
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	635	635
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-G, Class III, AMT, 4.60% 2028	1,485	1,312
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	845	747
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	1,180	1,077
		9,247

ILLINOIS — 6.68%
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	575	529
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	762	709
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5307
Guideway Modernization Formula Funds), ASSURED GUARANTY insured, 5.00% 2019	5,500	5,846
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5309
Guideway Modernization Formula Funds), Series 2008-A, 5.25% 2017	3,000	3,346
City of Chicago, G.O. Bonds (Modern Schools Across Chicago Program), Series 2007-I, AMBAC insured, 5.00% 2015	2,940	3,283
City of Chicago, G.O. Bonds, Project and Ref. Series 2007-C, National insured, 5.00% 2018	2,000	2,191
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2000-B, 4.75% 2030 (put 2014)	6,500	6,607
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2008-A, FSA insured, 5.00% 2019	2,000	2,105
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,641
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2016	3,000	3,230
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2016	5,000	5,467
County of Cook, G.O. Capital Improvement Bonds, Series A, 5.00% 2016	2,500	2,801
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,009
County of DuPage, Limited Tax G.O. Bonds (Courthouse Project), Series 2006, 5.00% 2016	1,570	1,801
Educational Facs. Auth., Rev. Bonds (Art Institute of Chicago), Series 2000-A, 4.25% 2034 (put 2014)	1,430	1,504
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2009-A, 5.25% 2019	1,400	1,499
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.05% 2036 (put 2011)	4,000	4,078
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2014	725	701
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 3.875% 2030 (put 2012)	1,500	1,520
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.25% 2016	1,000	1,062
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.50% 2018	1,000	1,068
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series A, 4.375% 2022 (put 2014)	1,000	1,000
Fin. Auth., Rev. Bonds (Central DuPage Health), 5.00% 2017	2,180	2,375
Fin. Auth., Rev. Bonds (Central DuPage Health), 5.00% 2018	2,230	2,412
Fin. Auth., Rev. Bonds (Central DuPage Health), 5.00% 2019	2,185	2,333
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series A, 5.00% 2018	3,000	3,207
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series B, 5.00% 2017	2,130	2,286
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.00% 2017	2,500	2,842
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2019	2,500	2,880
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-C, XLCA insured, 3.50% 2027 (put 2011)[1]	2,930	2,944
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2016	2,665	2,516
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,000	1,896
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2016	4,295	3,999
G.O. Bonds, Illinois FIRST, Series of August 2001, National insured, 5.50% 2017	4,575	5,233
G.O. Ref. Bonds, Series of June 2006, 5.00% 2015	7,750	8,626
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	1,000	1,071
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	1,000	1,000
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2012	1,000	1,014
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2013	1,000	1,010
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2014	2,150	2,140
Housing Dev. Auth., Housing Bonds, Series G, 4.15% 2014	875	913
Housing Dev. Auth., Housing Bonds, Series G, 4.15% 2014	805	842
Housing Dev. Auth., Housing Bonds, Series K, 4.20% 2014	295	309
Housing Dev. Auth., Housing Bonds, Series K, 4.25% 2015	310	325
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,165	1,158
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2017	3,000	3,336
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A, FSA insured, 5.50% 2015	9,825	11,320
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2005-A, FSA insured, 5.00% 2019	3,000	3,259
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2006-A-1, FSA insured, 5.00% 2018	2,000	2,211
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2014	2,000	2,179
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2015	2,315	2,521
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2014	1,630	1,777
		140,931

INDIANA — 2.40%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2016	1,320	1,219
Fin. Auth., State Revolving Fund Program Bonds, Series 2005-A, 5.25% 2018	3,000	3,454
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2018	3,545	4,028
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2012	1,650	1,701
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2014	1,060	1,094
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2015	1,500	1,538
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2016	1,090	1,109
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group),
Series 2006-B-7, 4.10% 2046 (put 2016)	2,000	2,018
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), 5.00% 2027 (put 2013)	3,000	3,225
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), 5.50% 2011	1,420	1,511
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2011	2,000	2,036
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), 5.50% 2011 (escrowed to maturity)	220	243
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	1,195	1,206
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2017	1,000	1,136
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2018	1,000	1,131
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2019	1,000	1,126
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	10,320	9,394
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	4,000	4,122
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	2,000	2,025
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1994-B, National insured, 5.20% 2013	1,000	1,034
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	2,000	2,055
Purdue University, Industry University Rev. Student Fee, Series X, 5.00% 2017	2,250	2,558
State Revolving Fund Program Bonds, Series 2001-A, 5.50% 2011	1,500	1,633
		50,596

IOWA — 0.30%
City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2015	1,000	1,042
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2015	1,195	1,233
Fin. Auth., Health Facs. Rev. Bonds, Series F, 5.00% 2039 (put 2012)	1,000	1,068
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.30% 2009	1,000	1,002
Fin. Auth., Single-family Mortgage Rev. Bonds, Series A, 5.00% 2038	900	943
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,000	1,085
		6,373

KANSAS — 0.19%
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2016	1,270	1,155
City of Olathe, Health Facs. Rev. Bonds (Olathe Medical Center), Series 2008-A, 4.125% 2037 (put 2013)	2,850	2,929
		4,084

KENTUCKY — 1.10%
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000, 6.125% 2010	895	903
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.),
Series 2000, 6.125% 2010 (escrowed to maturity)	450	457
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,149
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	2,000	2,161
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2018	2,250	2,419
State Property and Buildings Commission, Rev. and Rev. Ref. Bonds (Project No. 87), FGIC-National insured, 5.00% 2018	5,000	5,475
State Property and Buildings Commission, Rev. and Rev. Ref. Bonds (Project No. 90), 5.00% 2018	2,500	2,767
State Property and Buildings Commission, Rev. Bonds (Project No. 89), FSA insured, 5.00% 2018	2,500	2,763
State Property and Buildings Commission, Road Fund Rev. Bonds (Project No. 94), 5.00% 2018	3,630	4,038
		23,132

LOUISIANA — 0.79%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	2,500	2,439
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted — 202 Elderly Projects),
Series 2006-A, 4.75% 2031	3,725	3,421
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series A, 5.00% 2015	3,000	3,121
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series A, 5.00% 2016	2,000	2,060
Military Dept., Custodial Receipts, 5.00% 2014	870	921
Military Dept., Custodial Receipts, 5.00% 2015	1,725	1,826
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	3,000	2,957
		16,745

MAINE — 0.13%
Housing Auth., Mortgage Purchase Bonds, Series 2001-E-1, 4.125% 2010	1,000	1,029
Municipal Bond Bank, Transportation Infrastructure Rev. Bonds (TransCap Program), Series 2009-A, 5.00% 2015	1,435	1,651
		2,680

MARYLAND — 0.70%
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	1,135	1,118
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	1,940	1,964
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2010	1,755	1,798
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,775	1,838
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,530	1,608
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.30% 2011	560	554
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.40% 2015	1,275	1,186
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.00% 2014	2,750	3,154
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2003-A, 5.00% 2016	1,500	1,643
		14,863

MASSACHUSETTS — 2.00%
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2015	1,000	1,045
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue I, Series 2009, 5.25% 2016	2,000	2,103
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	1,000	1,168
G.O. Bonds, Consolidated Loan of 2002, Series D, 5.50% 2018	3,000	3,577
G.O. Bonds, Consolidated Loan of 2009, Series A, 5.00% 2016	2,500	2,885
G.O. Ref. Bonds, Series 2008-A, 5.00% 2014	3,000	3,453
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue),
Series 2009-K-2, 5.00% 2039 (put 2015)	2,300	2,382
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-2, 5.00% 2017	5,000	5,052
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2012	1,500	1,597
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-B, 5.25% 2015	2,500	2,922
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.25% 2014	3,000	3,482
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.50% 2018	3,000	3,580
Health and Educational Facs. Auth., Rev. Bonds (Northeastern University Issue), Series T-2, 4.10% 2037 (put 2012)	1,350	1,364
Port Auth., Special Facs. Rev. Bonds (BOSFUEL Project), Series 2007, AMT, FGIC-National insured, 5.00% 2015	1,000	1,011
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	2,580	2,762
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.00% 2015	1,250	1,458
Water Resources Auth., General Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	2,000	2,308
		42,149

MICHIGAN — 3.46%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, National insured, 5.00% 2031 (put 2011)	1,000	996
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2005-A, FSA insured, 5.00% 2018	4,500	4,404
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,341
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,000	2,114
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	5,500	5,182
Higher Education Student Loan Auth., Student Loan Rev. Ref. Bonds, Series XVII-F, AMT, AMBAC insured, 4.45% 2010	2,000	1,941
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2015	2,000	1,978
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group), Series 1993-A, 6.375% 2009	620	620
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System),
Series 2003-A, 5.25% 2010 (escrowed to maturity)	2,000	2,057
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Hospital),
Series 1984-A, AMBAC insured, 6.00% 2011 (escrowed to maturity)	1,250	1,384
Hospital Fin. Auth., Rev. and Ref. Bonds (McLaren Health Care), Series 2008-A, 5.25% 2016	3,000	3,102
Hospital Fin. Auth., Rev. and Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	4,000	4,383
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.25% 2010	2,020	2,048
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	2,000	2,070
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2003-C, 5.00% 2013	2,000	2,134
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2007-B, AMBAC insured, 5.00% 2015	1,000	1,011
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds, Ref. Series 2002, 5.50% 2015	3,315	3,890
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 6.25% 2014	2,000	2,174
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2011	1,395	1,419
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2013	1,040	1,058
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	6,500	7,178
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), 5.50% 2029 (put 2016)	7,000	7,193
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 5.125% 2022	4,500	3,690
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2002-D, AMT, FGIC-National insured, 5.25% 2011	2,530	2,614
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2008-A, AMT, ASSURED GUARANTY insured, 5.25% 2018	1,745	1,701
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds,
Series 2009, ASSURED GUARANTY insured, 3.00% 2011	1,305	1,352
		73,034

MINNESOTA — 0.65%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	3,310	3,363
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2007-L, AMT, 5.50% 2048	2,880	2,929
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Bonds,
Series 2005-B, AMT, AMBAC insured, 5.00% 2015	5,000	5,114
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2010	1,050	1,065
Regents of the University of Minnesota, G.O. Bonds, Series 2009-C, 5.00% 2018	1,000	1,155
		13,626

MISSISSIPPI — 0.32%
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, FSA insured, 5.00% 2034 (put 2015)	5,955	6,742

MISSOURI — 1.30%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2016	1,000	980
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, CIFG insured, 4.00% 2026	1,000	1,014
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	4,005	4,190
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2014	1,300	1,269
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2015	1,365	1,310
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2016	1,440	1,368
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2017	1,510	1,416
Highways and Transportation Commission, Ref. State Road Bonds, Series 2006, 5.00% 2018	2,700	3,133
Industrial Dev. Auth. of the City of Lee’s Summit, Health Facs. Rev. Bonds (John Knox Village),
Series 2002, 5.875% 2010 (escrowed to maturity)	1,325	1,394
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2015	2,240	2,085
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2016	2,300	2,099
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2017	2,420	2,181
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2003-A, FSA insured, 5.25% 2012	1,000	1,079
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, FSA insured, 5.00% 2015	1,260	1,274
Public Building Corp. of the City of Springfield, Leasehold Rev. Improvement Bonds
(Springfield-Branson National Airport Terminal Project), Series 2006-B, AMT, AMBAC insured, 5.00% 2015	2,480	2,569
		27,361

MONTANA — 0.08%
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	1,590	1,616

NEBRASKA — 0.60%
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. and Ref. Bonds (Methodist Health System),
Series 2008, 5.50% 2018	5,260	5,444
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2002-D, AMT, 3.90% 2009	525	526
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	790	807
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	1,535	1,541
Omaha Airport Auth., Airport Facs. Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	1,155	1,229
Public Power Dist., General Rev. Bonds, Series 2005-B-1, FGIC-National insured, 5.00% 2015	2,875	3,191
		12,738

NEVADA — 2.04%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C, FSA insured, 5.00% 2015	2,500	2,758
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C, FSA insured, 5.00% 2018	2,000	2,104
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2017	5,500	5,948
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	1,000	1,022
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2009-B, 5.00% 2016	2,660	2,957
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2016	1,500	1,496
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds,
Series 2007, AMBAC insured, 5.00% 2020	3,500	3,604
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2005-A, 5.00% 2015	2,500	2,723
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2008-C, 5.00% 2018	3,320	3,573
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation Ref. Bonds,
Series 2007-A, FSA insured, 5.00% 2016	1,955	2,034
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2017	4,000	4,325
Housing Division, Single-family Mortgage Bonds, Series 1998-B-1, 5.20% 2011	55	55
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 4.50% 2012	3,625	3,632
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2011	3,450	3,502
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	3,310	3,424
		43,157

NEW HAMPSHIRE — 0.27%
Higher Educational and Health Facs. Auth., Hospital Rev. Bonds (Concord Hospital Issue),
Series 1996, AMBAC insured, 5.875% 2016	5,605	5,621

NEW JERSEY — 3.48%
Certs. of Part., Series 2004-A, 5.00% 2010	3,500	3,611
Certs. of Part., Series 2004-A, 5.00% 2015	2,000	2,161
Certs. of Part., Series 2008-A, 5.00% 2015	1,500	1,643
Certs. of Part., Series 2008-A, 5.00% 2018	1,000	1,073
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010	3,000	3,084
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2017	3,000	3,250
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2017	2,500	2,684
Educational Facs. Auth., Rider University Issue Rev. Bonds, Series 2002-A, RADIAN insured, 5.25% 2012	1,795	1,857
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-B, National insured, 5.25% 2013 (escrowed to maturity)	4,315	4,938
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2016	2,500	2,654
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	3,500	3,680
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2019	1,000	1,151
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024 (preref. 2013)	6,425	6,773
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	10,090	8,657
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	2,000	1,386
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,688
Transportation Trust Fund Auth., Transportation System Bonds, Series 1999-A, 5.75% 2017	5,000	5,748
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-B-2, 5.00% 2016	2,500	2,754
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-B-2, 5.00% 2017	2,500	2,737
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-B, FGIC-National insured, 5.25% 2013	4,410	4,953
		73,482

NEW MEXICO — 0.10%
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	1,000	1,075
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series B-2, Class I, 5.65% 2039	1,000	1,061
		2,136

NEW YORK — 5.79%
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.25% 2017	1,500	1,455
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2012	1,000	1,021
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2013	1,100	1,120
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	4,455	4,800
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 2009-A-1, 5.50% 2018	2,500	2,723
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012	1,175	1,209
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2016	5,000	5,701
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2020	2,000	2,228
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	5,000	5,356
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series A, 5.00% 2017	2,500	2,863
Environmental Facs. Corp., State Personal Income Tax Rev. Bonds (Environment), Series 2009-A, 5.25% 2018	2,500	2,885
Local Government Assistance Corp., Ref. Bonds (Public Benefit Corp.), Series 2003-A-5/6, 5.00% 2017	2,500	2,862
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-E, 5.00% 2017	2,500	2,710
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-F, National insured, 5.00% 2016	2,830	3,108
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2020	4,005	4,310
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2021	2,000	2,127
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2018	500	552
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.50% 2017	5,000	5,631
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, National insured, 5.75% 2017	1,500	1,705
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	5,817
City of New York, G.O. Bonds, Fiscal 2001 Series B, 5.50% 2010	1,000	1,047
City of New York, G.O. Bonds, Fiscal 2001 Series D, 5.50% 2009	995	995
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	3,000	3,247
City of New York, Tax-Exempt Bonds, Subseries H-1, 5.00% 2016	4,500	4,989
City of New York, G.O. Bonds, Fiscal 2001 Series D, 5.50% 2009 (escrowed to maturity)	5	5
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.70% 2015	615	625
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.75% 2016	635	643
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2014	1,000	1,015
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2015	2,485	2,506
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	3,000	3,018
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2024	2,000	1,902
New York City Municipal Water Fin. Auth., Water and Sewer System General Resolution Rev. Bonds,
Fiscal Series 2009-EE, 5.00% 2018	2,500	2,832
New York City Municipal Water Fin. Auth., Water and Sewer System General Resolution Rev. Bonds,
Fiscal Series 2009-FF-1, 5.00% 2018	2,000	2,266
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-4, 5.00% 2018	2,545	2,765
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.00% 2017	2,500	2,733
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026[3]	2,000	2,140
New York City Transitional Fin. Auth., Future Tax Secured Senior Bonds, Fiscal Series 2009-A, 5.00% 2017	2,500	2,857
New York City, Health and Hospitals Corp., Health System Bonds, Series 2008-A, 5.00% 2017	2,000	2,144
New York City, Health and Hospitals Corp., Health System Bonds, Series 2008-A, 5.50% 2019	4,000	4,339
State Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, AMBAC insured, 5.00% 2019	1,580	1,693
State Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A-1, 5.00% 2018	4,000	4,442
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2009-A, 5.00% 2016	1,250	1,425
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2017	2,485	2,727
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.00% 2017 (put 2011)	3,000	3,117
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-B, 5.00% 2017	2,500	2,750
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.00% 2015	2,500	2,735
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2009-A-1, 5.00% 2017	1,000	1,141
		122,281

NORTH CAROLINA — 1.94%
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2024	2,000	2,194
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2008-A, 5.00% 2016	2,000	2,101
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,045
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	4,155	4,450
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,100
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2014	2,900	3,129
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2016	1,000	1,044
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2008-A, 5.25% 2017	3,000	3,281
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1992, National insured, 6.00% 2010	3,000	3,059
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1997-A, National insured, 5.125% 2011	2,750	2,758
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010	2,500	2,556
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2012	2,500	2,700
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013	2,250	2,469
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2015	740	779
Raleigh-Durham Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2015	2,835	2,968
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2016	2,250	2,557
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	1,590	1,795
		40,985

OHIO — 3.28%
Ohio Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	7,500	7,898
Ohio Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	2,000	2,044
Ohio Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	1,500	1,565
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2008-C, AMT, 7.25% 2032 (put 2012)	3,000	3,175
American Municipal Power — Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.00% 2017	1,500	1,649
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	6,720	5,536
City of Cleveland, Water Rev. Bonds, Series 2009-T, 5.00% 2018	3,620	4,080
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2013	1,260	1,231
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2014	1,250	1,195
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,787
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.30% 2037 (put 2010)	2,000	2,041
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.60% 2037 (put 2012)	2,000	2,091
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	2,000	2,001
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series C, 4.50% 2039	1,000	1,022
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2017	1,375	1,346
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2018	1,195	1,156
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2011	2,040	2,140
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2012	2,150	2,297
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
Series 2001-A, 5.25% 2009	1,170	1,176
Major New State Infrastructure Project Rev. Bonds, Series 2008-1, 5.75% 2019	1,000	1,170
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2013	2,125	2,132
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2014	1,000	993
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2016	1,815	1,753
Municipal Advisory Council, Beneficial Interest Ref. Certificates
(Municipal Electric Generation Agcy. Joint Venture 5 — OMEGA JV5), AMBAC insured, 5.00% 2015	2,290	2,367
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series B, 3.75% 2025 (put 2013)	2,000	2,008
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series B, 4.875% 2039 (put 2015)	1,800	1,813
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,500	2,835
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2020	2,500	2,783
Water Dev. Auth., Water Dev. Fresh Water Rev. Bonds, Series 2009-A, 5.00% 2013	1,635	1,878
		69,162

OKLAHOMA — 0.14%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.10% 2011[2]	800	800
Dev. Fin. Auth., Health System Rev. and Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-C, 5.00% 2018	1,000	1,074
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2015	1,000	1,050
		2,924

OREGON — 0.87%
Dept. of Administrative Services, Certs. of Part. (Tax-Exempt), Series 2009-A, 5.00% 2020	2,500	2,756
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2017	5,500	6,297
City of Portland, Second Lien Sewer System, Rev. and Ref. Bonds, Series 2008-B, FSA insured, 5.00% 2023	3,250	3,535
City of Portland, Sewer System Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2015	5,000	5,744
		18,332

PENNSYLVANIA — 4.13%
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2017	4,500	4,793
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2018	4,000	4,233
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	3,250	3,363
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2014	1,405	1,325
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2016	1,540	1,399
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2008-C, AMT, 7.125% 2028 (put 2011)	4,300	4,436
Dauphin County General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2009-A, 5.25% 2017	2,500	2,543
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds,
Series D, Subseries D-2, FSA insured, 5.00% 2033 (put 2013)	7,500	7,730
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania),
Series 2005-A, AMBAC insured, 5.00% 2014	2,000	2,231
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,500	1,422
Higher Educational Facs. Auth., Rev. Bonds (State University System), Series AJ, 5.00% 2017	5,000	5,695
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2002-74, AMT, 4.25% 2012	910	923
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	1,715	1,740
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2016	5,500	6,202
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,755	2,761
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2016	2,570	2,555
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series A-1, 5.25% 2017	1,110	1,103
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series A-1, 5.50% 2018	935	934
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series A-1, 5.50% 2019	975	958
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2017	1,500	1,735
City of Philadelphia, Airport Rev. Bonds, Series 2007-A, AMT, FSA insured, 5.00% 2016	1,000	1,018
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2018	2,500	2,789
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2019	3,000	3,331
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.25% 2016	700	719
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	3,000	2,802
City of Pittsburgh, G.O. Ref. Bonds, Series 2008-A-1, 5.00% 2014	2,455	2,507
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 1.097% 2017[1]	7,665	5,794
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2037 (put 2013)	1,000	1,115
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2039 (put 2013)	1,000	1,115
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2016	5,000	5,728
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2019	2,000	2,240
		87,239

PUERTO RICO — 0.84%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	1,010	1,058
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	1,000	1,017
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2017	3,930	4,338
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	1,000	1,108
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	5,500	5,701
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	2,500	2,551
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series N, 5.25% 2016	2,000	1,976
		17,749

RHODE ISLAND — 0.42%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 5.75% 2009	1,340	1,341
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2015	2,635	2,869
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2011	2,000	2,042
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2014	1,250	1,262
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,254
		8,768

SOUTH CAROLINA — 0.93%
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2016	1,000	1,046
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Ref. Series 2008-A-3, 5.00% 2016	1,500	1,569
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2016	1,995	2,272
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2017	4,190	4,767
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2018	1,275	1,446
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 6.00% 2022 (preref. 2012)	1,900	1,999
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Ref. Bonds, Series 2008, 5.00% 2018	4,350	4,350
County of York, Pollution Control Rev. Ref. Bonds (North Carolina Electric Membership Corp. Project),
Series 2000-B-3, 4.00% 2024	2,100	2,085
		19,534

SOUTH DAKOTA — 0.10%
Education Loans Inc., Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	1,070	1,089
Housing Dev. Auth., Multiple Purpose Bonds, Series 2002-A, FSA insured, 4.15% 2009	1,090	1,098
		2,187

TENNESSEE — 0.89%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2006-1, AMT, 5.75% 2036	1,120	1,136
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2001, 5.00% 2009	1,935	1,936
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	2,440	2,500
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2009	200	200
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	500	523
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2014	5,000	5,181
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2015	2,000	2,053
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	1,875	1,854
Tennessee State G.O. Bonds, Series A, 5.00% 2022	3,000	3,311
		18,694

TEXAS — 12.77%
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds (Temple-Inland Forest Products Corp. Project),
Series 1991, 5.65% 2012	1,000	937
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.25% 2017	1,500	1,692
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds, Series 2008, 5.00% 2018	2,500	2,847
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2009, 5.00% 2018	1,500	1,695
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2017	2,665	2,981
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2018	3,015	3,355
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	2,235	2,565
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	2,000	2,303
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2014	2,045	2,241
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC-National insured, 0%/4.20% 2015[3]	1,700	1,337
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	1,025	1,185
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	1,080	1,250
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010	1,000	1,036
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds (Nueces County), Series 2009, 5.00% 2019	2,070	2,359
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series A, 5.00% 2016	1,315	1,485
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2005, 5.00% 2014	2,590	2,955
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
Series 2007-A, 5.00% 2018	5,500	6,279
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2005, 5.00% 2015	955	1,062
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2018	1,000	1,145
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2016	2,000	2,304
Dallas County Community College Dist. (Dallas County), G.O. Ref. and Improvement Bonds, Series 2008, 5.00% 2018	5,690	6,549
Donna Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,139
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,127
G.O. Bonds (Veterans’ Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	1,455	1,544
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2019	1,000	1,139
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,806
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,629
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2018	4,250	4,912
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,506
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,500	3,839
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Methodist Hospital System),
Series B-2, 5.00% 2041 (put 2013)	3,000	3,175
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2011	1,500	1,556
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2012	1,750	1,829
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2013	1,000	1,047
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2014	1,500	1,565
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
Series 1997-A, National insured, 6.00% 2010	1,500	1,535
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2010	1,705	1,733
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2011	1,000	1,042
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2010	735	745
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2011	770	797
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2012	810	849
Harris County, G.O. and Rev. Ref. Bonds, Series 2002, 5.25% 2010	1,585	1,662
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2009-A, 5.00% 2017	3,990	4,532
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	5,000	5,436
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2017	1,100	1,255
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2020	1,255	1,402
Harris County, Toll Road Rev. Ref. Bonds, Series 2007-A, National insured, 4.50% 2020	2,000	2,085
Harris County, Toll Road Unlimited Tax and Rev. Ref. Bonds, Series 2007-C, 5.00% 2016	5,000	5,786
City of Houston, Airport System Rev. Bonds, Series 1998-B, AMT, FGIC-National insured, 5.25% 2012	915	916
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2017	1,000	1,073
City of Houston, Airport System Rev. Ref. Bonds, Series A, 5.00% 2016	1,100	1,196
City of Houston, Airport System Rev. Ref. Bonds, Series A, 5.00% 2017	1,600	1,728
City of Houston, Airport System Rev. Ref. Bonds, Series A, 5.00% 2019	1,500	1,579
City of Houston, Public Improvement Ref. Bonds, Series 2008-A, 5.00% 2019	3,000	3,344
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2008, 5.00% 2018	1,500	1,707
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,530	1,638
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2002-A, 5.25% 2011	1,000	1,070
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2002, National insured, 5.00% 2010	1,500	1,543
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2008, AMT, 6.00% 2020 (put 2013)	3,500	3,625
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2015	3,500	3,301
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	1,500	1,391
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 1.122% 2017[1]	2,500	2,061
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002, 5.50% 2010	1,140	1,165
North Texas Tollway Auth. System, Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	3,000	3,204
North Texas Tollway Auth. System, Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	5,000	5,455
North Texas Tollway Auth. System, Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	9,850	10,191
City of Plano (Collin and Denton Counties), G.O. Ref. and Improvement Bonds, Series 2003, 5.00% 2010	1,000	1,048
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.00% 2017	1,000	1,152
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002-A, 5.50% 2010	4,740	4,854
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
Series 2002-B, RADIAN insured, 5.00% 2009	5,200	5,215
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC-National insured, 5.50% 2010	1,000	1,026
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2007, AMT, FSA insured, 5.00% 2016	1,000	1,029
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Improvement Bonds,
Series 2007, AMT, FSA insured, 5.00% 2016	1,000	1,029
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2018	4,000	4,477
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	1,000	1,135
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015	5,480	6,319
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2003-A, 5.25% 2014	1,500	1,707
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2008-A, 5.50% 2015	2,000	2,318
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-D, 5.00% 2017	2,000	2,274
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-D, 5.00% 2018	2,500	2,831
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2015	10,000	11,594
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	985	1,067
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	50	54
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2016	1,000	1,051
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2017	1,000	1,054
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and Scott,
Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2017	1,500	1,545
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.00% 2015	1,170	1,160
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.00% 2016	1,280	1,257
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2020	1,710	1,886
Board of Regents of the Texas A&M University System, Series A, 5.00% 2020	2,500	2,848
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. Ref. Bonds,
Series 2002, FSA insured, 5.00% 2010	400	411
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2009-12, 5.00% 2018	3,050	3,437
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2009-12, 5.00% 2020	3,000	3,326
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2015	1,355	1,232
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2015	1,000	1,149
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2017	2,500	2,884
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2017	1,060	1,203
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,130
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2020	2,200	2,447
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2008-A, 5.25% 2019	2,000	2,319
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2015	6,670	7,802
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2004-B, 5.25% 2016	10,090	11,851
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
Series 2003, National insured, 5.00% 2010 (escrowed to maturity)	2,040	2,134
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
Series 2003, National insured, 5.00% 2011 (escrowed to maturity)	3,715	4,025
Weslaco Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	2,360	2,709
		269,410

UTAH — 0.87%
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	840	830
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	445	448
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	325	310
Housing Corp., Single-family Mortgage Bonds, Series 2007-A-1, Class III, AMT, 4.625% 2027	950	847
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
1998 Issue D-2, AMT, 5.25% 2012	15	15
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-E-1, AMT, 5.25% 2012	10	10
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2018	5,000	5,356
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	4,000	4,406
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, FSA insured, 5.25% 2019	5,250	6,143
		18,365

VIRGINIA — 0.80%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,033
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	2,000	2,078
Industrial Dev. Auth. of the Town of Louisa, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project),
Series 2008-C, 5.00% 2035 (put 2011)	3,000	3,112
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2011	1,500	1,585
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,071
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, FSA insured, 5.50% 2014	2,735	3,019
Public Building Auth., Public Facs. Rev. Bonds, Series 2008-B, 5.00% 2014	1,525	1,759
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-C, 5.00% 2015	1,750	2,032
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	1,230	1,294
		16,983

VIRGIN ISLANDS — 0.23%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	4,765	4,822

WASHINGTON — 2.69%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 5.25% 2021	7,445	8,559
Public Utility Dist. No. 1 of Clark County, Electric System Rev. and Ref. Bonds,
Series 2007, FGIC-National insured, 5.00% 2017	2,000	2,178
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2009-A, 5.25% 2018	3,000	3,411
Energy Northwest, Project 1 Electric Rev. Ref. Bonds, Series 2007-C, 5.00% 2017	3,000	3,384
G.O. Bonds and Motor Vehicle Fuel Tax G.O. Bonds, Series 1992-B and AT-7, 6.40% 2017	9,400	11,367
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2020	1,500	1,620
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	2,500	2,882
Health Care Facs. Auth., Rev. Bonds (Kadlec Medical Center), Series 2006-A, ASSURED GUARANTY insured, 5.00% 2013	915	989
King County, Public Hospital Dist. No. 1, Limited Tax G.O. and Ref. Bonds,
Series 2008-A, ASSURED GUARANTY insured, 5.00% 2016	2,595	2,944
King County, Sewer Rev. Ref. Bonds, Series 1999-B, FSA insured, 5.25% 2011	1,895	2,013
Public Utility Dist. No. 1 of Lewis County, Rev. Ref. Bonds (Cowlitz Falls Hydroelectric Project),
Series 2003, XLCA insured, 5.00% 2011	2,000	2,145
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds,
Series 2005, FSA insured, 5.00% 2013	1,000	1,136
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,500	1,720
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2019	2,000	2,286
City of Seattle, Municipal Light and Power Rev. Bonds, Series 1997, 5.00% 2010	1,000	1,003
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program — Phase III),
Series 2007, AMT, FSA insured, 4.55% 2017	1,585	1,697
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2019	2,000	2,172
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
Series 2002-B, FSA insured, 5.25% 2011	2,000	2,196
Snohomish County, Limited Tax G.O. Ref. Bonds, Series 2005-B, FGIC-National insured, 5.00% 2014	1,115	1,271
City of Spokane, Regional Solid Waste Management System, Rev. Ref. Bonds, Series 2001, AMBAC insured, 5.25% 2011	1,650	1,776
		56,749

WISCONSIN — 2.56%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010 (escrowed to maturity)	750	780
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012 (escrowed to maturity)	3,000	3,346
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	675	734
Clean Water Rev. Ref. Bonds, Series 2004-2, National insured, 5.00% 2020	3,000	3,242
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,500	3,290
G.O. Bonds, Series 2003-C, 5.25% 2014	7,770	8,920
G.O. Bonds, Series 2008-C, 5.00% 2022	4,000	4,354
G.O. Bonds, Series 2008-D, 5.00% 2017	2,500	2,864
G.O. Ref. Bonds, Series 2005-1, National insured, 5.00% 2017	2,500	2,778
General Fund Annual Appropriation Bonds, Series 2009-A, 5.00% 2018	2,000	2,209
General Fund Annual Appropriation Bonds, Series 2009-A, 5.00% 2019	1,500	1,642
Health and Educational Facs. Auth., Rev. and Ref. Bonds (Wheaton Franciscan Services, Inc. System),
Series 2002, 6.00% 2016 (preref. 2012)	1,230	1,396
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.65% 2009	1,935	1,947
Health and Educational Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
Series 2003-D, FSA insured, 5.00% 2011	2,515	2,686
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2009-A, 5.25% 2017	2,000	2,111
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2009-B, 5.00% 2017	2,000	2,076
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Services, Inc. System), Series 2003-A, 5.00% 2012	2,065	2,043
City of Milwaukee, G.O. Corporate Purpose Bonds, Series R, 5.50% 2010	2,200	2,316
Village of Weston, Pollution Control Rev. Ref. Bonds (Wisconsin Public Service Corp. Projects), Series 2006, 3.95% 2013	5,000	5,286
		54,020

MULTI-STATE — 0.36%
MuniMae TE Bond Subsidiary, LLC, Series A, AMT, 6.875% cumulative preferred (undated)[2]	2,000	1,620
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[2]	2,000	1,506
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)[2]	6,000	4,516
		7,642

Total bonds & notes (cost: $1,951,289,000)		1,974,236

Short-term securities — 6.11%

State of Arizona, Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 0.33% 9/2/2009	3,000	3,000
State of Arizona, Salt River Project Agricultural Improvement & Power Dist., Series C, TECP, 0.28% 8/6/2009	2,400	2,400
Industrial Dev. Auth. of the County of Pima, Arizona, Industrial Dev. Rev. Bonds (Tucson Electric Power Co. Project),
Series 2008-B, 0.36% 2029[1]	1,400	1,400
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-5, 0.38% 2038[1]	3,000	3,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-4, 0.38% 2034[1]	1,595	1,595
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-1, 0.38% 2036[1]	3,100	3,100
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2009-A, 2.00% 6/25/2010	4,000	4,057
State of Connecticut Health and Educational Facs. Auth., Rev. Bonds (Greater Hartford YMCA Issue),
Series B, 0.34% 2038[1]	2,500	2,500
State of Connecticut, Health and Educational Facs. Auth. Rev. Bonds (Yale University Issue),
Series S-2, TECP, 0.30% 9/3/2009	2,000	2,000
State of Florida, Jacksonville Electric Auth., Rev. Bonds, Series 2000-B, TECP, 0.50% 8/24/2009	5,000	5,000
Commonwealth of Massachusetts, G.O. Demand Bonds, Consolidated Loan of 2006, Series A, 0.47% 2026[1]	4,550	4,550
City of Minneapolis, Minnesota, G.O. Library Bonds, Series 2003, 0.39% 2032[1]	1,365	1,365
Montana Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2003, 0.38% 2025[1]	210	210
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 0.30% 2041[1]	2,000	2,000
Las Vegas Valley Water Dist., Nevada, G.O. (Limited Tax) Water Improvement Bonds, Series 2006-B, 0.55% 2036[1]	5,800	5,800
Dormitory Auth. of the State of New York, Rev. Bonds (Cornell University), Series 2008-C, 0.30% 2037[1]	1,900	1,900
Kent State University, General Receipts Bonds (State University of Ohio), Series 2009, 0.30% 2031[1]	2,895	2,895
Hospital Facs. Auth. of the City of Medford, Oregon, Demand Rev. Bonds (Rogue Valley Manor Project),
Series 2007, 0.38% 2037[1]	5,700	5,700
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2009-A, 2.50% 6/30/2010	5,000	5,094
South Carolina Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 0.28% 9/10/2009	2,795	2,795
Lawrence County, South Dakota, Solid Waste Disposal Rev. Bonds (Homestake Mining Co. of California Project),
Series 1997-A, AMT, 0.39% 2032[1]	3,000	3,000
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2001, 0.35% 2031[1]	875	875
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2008, 0.35% 2038[1]	2,800	2,800
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2004, 0.35% 2034[1]	3,000	3,000
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, 0.35% 2038[1]	3,955	3,955
State of Texas, Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project),
Series 2001, AMT, 0.43% 2031[1]	300	300
Harris County, Texas, Tax Anticipation Notes, Series 2009, 2.00% 2/25/2010	3,000	3,030
Harris County, Texas, Unlimited Notes, Series C, TECP, 0.30% 8/14/2009	1,900	1,900
Harris County, Texas, Unlimited Notes, Series C, TECP, 0.30% 9/8/2009	2,000	2,000
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 6/30/2010	4,000	4,077
City of Houston, Texas, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP, 0.30% 9/2/2009	1,500	1,500
Board of Regents of the Texas A&M University System, Rev. Fncg. System Notes, Series B, TECP, 0.30% 9/10/2009	4,000	3,999
State of Texas, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	20,000	20,040
Texas Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 0.25% 8/27/2009	2,000	2,000
Texas Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 0.25% 8/27/2009	1,400	1,400
State of Texas, Harris County Cultural Educational Facs. Fin. Corp., Rev. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2008-A, 0.38% 2038[1]	2,300	2,300
State of Virginia, Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds
(Old Dominion University Real Estate Foundation Student Housing, LLC University Village Student Housing Project),
Series 2008, 0.35% 2033[1]	2,200	2,200
State of Wisconsin, Operating Notes of 2009, 2.50% 6/15/2010	10,000	10,179

Total short-term securities (cost: $128,888,000)		128,916

Total investment securities (cost: $2,080,177,000)		2,103,152
Other assets less liabilities		6,889

Net assets		$2,110,041

[1]Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[2]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,393,000, which represented .54% of the net assets of the fund.

[3]Step bond; coupon rate will increase at a later date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-943-0909O-S21431

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Limited Term Tax-Exempt Bond Fund of America:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of Limited Term Tax-Exempt Bond Fund of America (the "Fund") as of July 31, 2009, and for the year then ended and have issued our unqualified report thereon dated September 14, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the “Portfolio”) as of July 31, 2009 appearing in Item 6 of this Form N-CSR. The Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on the Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
September 14, 2009

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2009

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: September 30, 2009